Notes Payable And Senior Notes (Maturities Of Notes Payable And Senior Notes) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 60,695
2013	10,999
2014	2,000
2015	235,800
2016